Shareholders' Equity - Summary of Nonvested Share Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested, Number of Shares		(7,260,486)
Supervisory Board [Member] | 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares		22,500
Year of grant	2010
Exercised		(22,500)
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	45,000	52,500
Year of grant	2011
Exercised	(37,500)	(7,500)
Ending Balance, Number of Shares	7,500	45,000
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	65,000	65,000
Year of grant	2012
Exercised	(15,000)
Ending Balance, Number of Shares	50,000	65,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	15,823,673
Awards granted, Number of Shares	8,034,890
Awards forfeited/waived, Number of Shares	(131,042)
Awards cancelled on failed vesting conditions, Number of Shares	(1,178,979)
Awards vested, Number of Shares	(7,260,486)
Ending Balance, Number of Shares	15,288,056	15,823,673
Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	2,648,379
Awards forfeited/waived, Number of Shares	(14,634)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(2,633,745)
Ending Balance, Number of Shares		2,648,379
Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	5,197,924
Awards forfeited/waived, Number of Shares	(36,912)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(2,442,327)
Ending Balance, Number of Shares	2,718,685	5,197,924
Employees [Member] | 2019 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	34,960
Awards vested, Number of Shares	(11,654)
Ending Balance, Number of Shares	23,306
Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	7,977,370
Awards forfeited/waived, Number of Shares	(51,111)
Awards cancelled on failed vesting conditions, Number of Shares	(1,178,979)
Awards vested, Number of Shares	(2,172,160)
Ending Balance, Number of Shares	4,575,120	7,977,370
Employees [Member] | Employee Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	7,999,930
Awards forfeited/waived, Number of Shares	(28,385)
Awards vested, Number of Shares	(600)
Ending Balance, Number of Shares	7,970,945